Victory Funds

Victory Diversified Stock Fund

Supplement dated December 31, 2019
to the Prospectus dated March 1, 2019 (“Prospectus”)

1.              The following information is added to the section titled “Portfolio Managers” found on page 5 of the Prospectus.

	Title	Tenure with the Fund
Tony Y. Dong, CFA	Chief Investment Officer	December 2019
Robert E. Crosby, CFA	Senior Portfolio Manager	December 2019
Gavin Hayman, CFA	Senior Portfolio Manager	December 2019

2.              The following information is added to the section titled “Portfolio Management” found on page 10 of the Prospectus.

Tony Y. Dong is the Chief Investment Officer of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Dong was Vice Chairman and Chief Investment Officer of Munder Capital Management, where he was employed since 1988. Mr. Dong is a portfolio manager of the Fund. Mr. Dong is a CFA charterholder.

Robert E. Crosby is a Senior Portfolio Manager of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Crosby was Senior Portfolio Manager of Munder Capital Management, where he held various positions since 1993. Mr. Crosby is a portfolio manager of the Fund. Mr. Crosby is a CFA charterholder.

Gavin Hayman is a Senior Portfolio Manager of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Hayman was an Equity Analyst of Munder Capital Management from 2010 to 2014. From 2007 to 2010, Mr. Hayman was Director-Research at Telemus Capital Partners, a high-net-worth management company. Mr. Hayman is a portfolio manager for the Fund. Mr. Hayman is a CFA charterholder.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Munder Mid-Cap Core Growth Fund

Victory Munder Multi-Cap Fund

Victory Munder Small Cap Growth Fund

the (“Funds”)

Supplement dated December 31, 2019
to the Prospectus dated November 1, 2019 (“Prospectus”)

1.              The title for Gavin Hayman is changed to Senior Portfolio Manager in the section titled “Portfolio Managers” on page 5 and 15 of the Prospectus.

2.              The following information is added to the section titled “Portfolio Manager” found on page 10 of the Prospectus.

	Title	Tenure with the Fund
Robert E. Crosby, CFA	Senior Portfolio Manager	December 2019
Gavin Hayman, CFA	Senior Portfolio Manager	December 2019

3.              The following replaces, in its entirety, the information in the section titled “Portfolio Management” found on page 23 of the Prospectus.

Tony Y. Dong is the Chief Investment Officer of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Dong was Vice Chairman and Chief Investment Officer of Munder Capital Management, where he was employed since 1988. Mr. Dong is a portfolio manager of each Fund. Mr. Dong is a CFA charterholder.

Robert E. Crosby is a Senior Portfolio Manager of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Crosby was Senior Portfolio Manager of Munder Capital Management, where he held various positions since 1993. Mr. Crosby is a portfolio manager of each Fund. Mr. Crosby is a CFA charterholder.

Robert Glise is a Senior Portfolio Manager/Analyst of Munder and has been with the Adviser since September 2016. From 2002 through 2015, Mr. Glise was a Senior Partner and Senior Portfolio Manager with Northpointe Capital Management, where he was the lead manager of the mid-cap growth strategy and a member of the team managing the small-cap growth strategy. Mr. Glise is a portfolio manager for the Munder Mid-Cap Core Growth Fund and Munder Small-Cap Growth Fund. Mr. Glise is a CFA charterholder.

Michael P. Gura is a Senior Portfolio Manager of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. From 1995-2014, Mr. Gura was an investment professional with Munder Capital Management, where he was a member of the portfolio management team of the Fund’s predecessor fund since 2010. Mr. Gura is Lead Portfolio Manager for the Munder Multi-Cap Fund, for which he has final investment authority. Mr. Gura is a CFA charterholder.

Gavin Hayman is a Senior Portfolio Manager of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Hayman was an Equity Analyst of Munder Capital Management from 2010 to 2014. From 2007 to 2010, Mr. Hayman was Director-Research at Telemus Capital Partners, a high-net-worth management company. Mr. Hayman is a portfolio manager of each Fund. Mr. Hayman is a CFA charterholder.

Brian S. Matuszak is a Senior Portfolio Manager of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. From 2002 through 2014, Mr. Matuszak was a Senior Equity Analyst of Munder Capital Management. Mr. Matuszak is a portfolio manager for Munder Mid-Cap Core Growth Fund and the Munder Small-Cap Growth Fund. Mr. Matuszak is a CFA charterholder.

Sean D. Wright is an Equity Analyst of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Wright was a Senior Equity Research Associate of Munder Capital Management since 2010. Prior to joining Munder Capital Management, he interned for RFC Financial Planners in Ann Arbor, Michigan, where he worked on various tasks related to portfolio management, asset allocation, and client relationship management. Mr. Wright is a portfolio manager for Munder Mid-Cap Core Growth Fund and Munder Small-Cap Growth Fund.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts they manage and any ownership interests they have in the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Special Value Fund

Supplement dated December 31, 2019
to the Prospectus dated March 1, 2019 (“Prospectus”)

1.              The following information is added to the section titled “Portfolio Managers” found on page 5 of the Prospectus.

	Title	Tenure with the Fund
Tony Y. Dong, CFA	Chief Investment Officer	December 2019
Robert E. Crosby, CFA	Senior Portfolio Manager	December 2019
Gavin Hayman, CFA	Senior Portfolio Manager	December 2019

2.              The following information is added to the section titled “Portfolio Management” found on page 10 of the Prospectus.

Tony Y. Dong is the Chief Investment Officer of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Dong was Vice Chairman and Chief Investment Officer of Munder Capital Management, where he was employed since 1988. Mr. Dong is a portfolio manager of the Fund. Mr. Dong is a CFA charterholder.

Robert E. Crosby is a Senior Portfolio Manager of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Crosby was Senior Portfolio Manager of Munder Capital Management, where he held various positions since 1993. Mr. Crosby is a portfolio manager of the Fund. Mr. Crosby is a CFA charterholder.

Gavin Hayman is a Senior Portfolio Manager of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Hayman was an Equity Analyst of Munder Capital Management from 2010 to 2014. From 2007 to 2010, Mr. Hayman was Director-Research at Telemus Capital Partners, a high-net-worth management company. Mr. Hayman is a portfolio manager of the Fund. Mr. Hayman is a CFA charterholder.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Sophus Emerging Markets Fund

Victory Sophus Emerging Markets Small Cap Fund

Supplement dated December 31, 2019

to the Prospectus dated May 1, 2019 (“Prospectus”)

Effective December 31, 2019, references to Tony Chu for the Victory Sophus Emerging Markets Fund are removed. Mr. Chu remains a Senior Analyst on the Sophus team.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated December 31, 2019

to the Statement of Additional Information

dated March 1, 2019 (“SAI”), as supplemented

1.              The following information replaces the information presented for each PM shown below in the table titled “Other Accounts” found on page 56 of the SAI.

	Registered Investment Company Accounts		Pooled Investment Vehicle Accounts		Other Accounts
	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Total Assets Managed (In Millions)
Tony Y. Dong	$2,020.12	6	$—	0	$709.67	40	$2,729.79

Robert E. Crosby	$2,020.12	6	$—	0	$709.67	40	$2,729.79

Gavin Hayman	$2,020.12	6	$—	0	$709.67	40	$2,729.79

2.              The following information is added to the table in the section titled “Fund Ownership” found on page 56 of the SAI.

Portfolio Manager	Fund	Dollar Range of shares Beneficially Owned as of December 31, 2019
Tony Dong	Victory Diversified Stock Fund Victory Special Value Fund	None. None.
Robert E. Crosby	Victory Diversified Stock Fund Victory Special Value Fund	None. None.
Gavin Hayman	Victory Diversified Stock Fund Victory Special Value Fund	None. None.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated December 31, 2019

to the Statement of Additional Information

dated November 1, 2019 (“SAI”)

1.              The following information replaces the information presented for each PM shown below in the table titled “Other Accounts” found on page 60 of the SAI.

	Registered Investment Company Accounts		Pooled Investment Vehicle Accounts		Other Accounts
	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Total Assets Managed (In Millions)
Tony Y. Dong	$2,020.12	6	$—	0	$709.67	40	$2,729.79

Robert E. Crosby	$2,020.12	6	$—	0	$709.67	40	$2,729.79

Gavin Hayman	$2,020.12	6	$—	0	$709.67	40	$2,729.79

2.              The following information is added to the table in the section titled “Fund Ownership” found on page 61 of the SAI.

Portfolio Manager	Fund	Dollar Range of shares Beneficially Owned as of June 30, 2019
Robert E. Crosby	Munder Multi-Cap	$0
Gavin Hayman	Munder Multi-Cap	$50,001 - $100,000

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated December 31, 2019

to the Statement of Additional Information

dated May 1, 2019 (“SAI”), as supplemented

Effective December 31, 2019, references to Tony Chu for the Victory Sophus Emerging Markets Fund are removed. Mr. Chu remains a Senior Analyst on the Sophus team.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.